UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04627
Name of Registrant: Vanguard Convertible Securities Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2017
Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments (unaudited)
As of August 31, 2017

				Face
		Maturity		Amount	Market Value
	Coupon	Date	Currency	(000)	($000)
Convertible Bonds (84.3%)
Consumer Discretionary (14.7%)
Cie Generale des Etablissements Michelin
Cvt.	0.000%	1/10/22	USD	5,400	5,648
1 Ctrip.com International Ltd. Cvt.	1.250%	9/15/22	USD	12,440	13,272
1 DISH Network Corp. Cvt.	2.375%	3/15/24	USD	12,030	12,173
KB Home Cvt.	1.375%	2/1/19	USD	5,290	5,478
1 Liberty Expedia Holdings Inc. Cvt.	1.000%	6/30/47	USD	5,110	5,429
1 Liberty Interactive LLC Cvt.	1.750%	9/30/46	USD	16,365	20,702
1 Liberty Media Corp-Liberty Formula One Cvt.	1.000%	1/30/23	USD	12,399	14,972
Liberty Media Corp. Cvt.	1.375%	10/15/23	USD	4,606	5,665
Liberty Media Corp. Cvt.	2.250%	9/30/46	USD	15,025	15,983
Live Nation Entertainment Inc. Cvt.	2.500%	5/15/19	USD	12,588	15,546
LVMH Moet Hennessy Louis Vuitton SE Cvt.	0.000%	2/16/21	USD	27	7,815
NHK Spring Co. Ltd. Cvt.	0.000%	9/20/19	USD	4,450	4,673
Priceline Group Inc. Cvt.	0.900%	9/15/21	USD	16,038	18,273
SEB SA Regs Cvt.	0.000%	11/17/21	EUR	20	4,712
Sony Corp. Cvt.	0.000%	9/30/22	JPY	909,000	9,571
Steinhoff Finance Holding GmbH Cvt.	1.250%	8/11/22	EUR	1,400	1,546
Sumitomo Forestry Co. Ltd. Cvt.	0.000%	8/24/18	JPY	430,000	4,029
Tesla Motors Inc. Cvt.	1.250%	3/1/21	USD	16,668	19,231
Valeo SA Cvt.	0.000%	6/16/21	USD	6,800	7,330
1 World Wrestling Entertainment Inc. Cvt.	3.375%	12/15/23	USD	7,098	7,821
					199,869
Consumer Staples (2.5%)
Carrefour SA Cvt.	0.000%	6/14/23	USD	5,000	4,582
Co Economica Delta SA Cvt.	1.000%	12/1/23	EUR	5,900	7,238
Ezaki Glico Co. Ltd. Cvt.	0.000%	1/30/24	JPY	480,000	4,661
Herbalife Ltd. Cvt.	2.000%	8/15/19	USD	9,252	9,304
Marine Harvest ASA Cvt.	0.125%	11/5/20	EUR	2,900	4,277
Vector Group Ltd. Cvt.	1.750%	4/15/20	USD	4,090	4,663
					34,725
Energy (2.2%)
1 Aegean Marine Petroleum Network Inc. Cvt.	4.250%	12/15/21	USD	3,145	2,365
BP Capital Markets plc Cvt.	1.000%	4/28/23	GBP	1,600	2,348
Cheniere Energy Inc. Cvt.	4.250%	3/15/45	USD	7,573	5,202
1 Golar LNG Ltd. Cvt.	2.750%	2/15/22	USD	8,215	7,650
Green Plains Inc. Cvt.	4.125%	9/1/22	USD	1,825	1,758
RAG-Stiftung Cvt.	0.000%	3/16/23	EUR	5,100	6,259
TOTAL SA Cvt.	0.500%	12/2/22	USD	4,400	4,428
					30,010
Financials (12.6%)
ADLER Real Estate AG Cvt.	2.500%	7/19/21	EUR	178	3,286
AmTrust Financial Services Inc. Cvt.	2.750%	12/15/44	USD	4,565	3,350
Apollo Commercial Real Estate Finance Inc.
Cvt.	5.500%	3/15/19	USD	7,260	7,750
Apollo Commercial Real Estate Finance Inc.
Cvt.	4.750%	8/23/22	USD	2,310	2,323
Aroundtown Property Holdings plc Cvt.	1.500%	1/18/21	EUR	8,600	11,722
Blackstone Mortgage Trust Inc. Cvt.	4.375%	5/5/22	USD	5,020	5,048

BUWOG AG Cvt.	0.000%	9/9/21	EUR	5,300	6,901
CapitaLand Ltd. Cvt.	1.950%	10/17/23	SGD	5,000	3,903
CapitaLand Ltd. Cvt.	2.800%	6/8/25	SGD	5,250	3,968
Colony Financial Inc. Cvt.	5.000%	4/15/23	USD	9,990	10,196
1 Colony Starwood Homes Cvt.	3.500%	1/15/22	USD	9,840	11,131
1 Element Financial Corp. Cvt.	5.125%	6/30/19	CAD	5,008	4,061
Encore Capital Group Inc. Cvt.	3.000%	7/1/20	USD	5,206	5,655
1 Extra Space Storage LP Cvt.	3.125%	10/1/35	USD	11,274	12,197
1 EZCORP Inc. Cvt.	2.875%	7/1/24	USD	2,584	2,907
Glanbia Co-operative Society Ltd. Cvt.	1.375%	6/9/21	EUR	5,800	7,295
Hannon Armstrong Sustainable Infrastructure
Capital Inc. Cvt.	4.125%	9/1/22	USD	4,930	4,945
1 Hercules Capital Inc. Cvt.	4.375%	2/1/22	USD	3,910	3,964
IMMOFINANZ AG Cvt.	2.000%	1/24/24	EUR	3,400	4,663
1 LendingTree Inc. Cvt.	0.625%	6/1/22	USD	8,655	11,013
1 MGIC Investment Corp. Cvt.	9.000%	4/1/63	USD	6,633	8,926
Nexity SA Cvt.	0.125%	1/1/23	EUR	112	8,971
1 PRA Group Inc. Cvt.	3.500%	6/1/23	USD	6,570	6,094
Redwood Trust Inc. Cvt.	4.750%	8/15/23	USD	3,430	3,436
Remgro Jersey GBP Ltd. Cvt.	2.625%	3/22/21	GBP	3,000	3,932
Resource Capital Corp. Cvt.	4.500%	8/15/22	USD	3,295	3,344
Starwood Property Trust Inc. Cvt.	4.550%	3/1/18	USD	2,255	2,409
Starwood Property Trust Inc. Cvt.	4.375%	4/1/23	USD	6,005	6,084
Wells Fargo & Co. Cvt.	0.250%	11/6/23	USD	2,195	2,501
					171,975
Health Care (10.9%)
Allscripts Healthcare Solutions Inc. Cvt.	1.250%	7/1/20	USD	7,560	7,749
BioMarin Pharmaceutical Inc. Cvt.	0.750%	10/15/18	USD	6,315	6,950
BioMarin Pharmaceutical Inc. Cvt.	1.500%	10/15/20	USD	1,060	1,253
BioMarin Pharmaceutical Inc. Cvt.	0.599%	8/1/24	USD	1,815	1,815
1 DexCom Inc. Cvt.	0.750%	5/15/22	USD	3,190	3,286
Fresenius SE & Co. KGaA Cvt.	0.000%	1/31/24	EUR	4,800	5,764
GN Store Nord A/S Cvt.	0.000%	5/31/22	EUR	3,000	3,700
Illumina Inc. Cvt.	0.000%	6/15/19	USD	10,425	11,090
Innoviva Inc. Cvt.	2.125%	1/15/23	USD	7,830	7,527
1 Insulet Corp. Cvt.	1.250%	9/15/21	USD	10,647	12,424
Ionis Pharmaceuticals Inc. Cvt.	1.000%	11/15/21	USD	8,960	9,677
Ironwood Pharmaceuticals Inc. Cvt.	2.250%	6/15/22	USD	3,586	4,288
Jazz Investments I Ltd. Cvt.	1.875%	8/15/21	USD	7,976	8,470
Korian SA Cvt.	2.500%	1/1/66	EUR	84	4,254
1 Neurocrine Biosciences Inc. Cvt.	2.250%	5/15/24	USD	6,595	7,193
Nevro Corp. Cvt.	1.750%	6/1/21	USD	6,230	7,164
NuVasive Inc. Cvt.	2.250%	3/15/21	USD	3,911	4,723
Qiagen NV Cvt.	0.375%	3/19/19	USD	1,600	1,878
Qiagen NV Cvt.	0.875%	3/19/21	USD	1,800	2,207
Quidel Corp. Cvt.	3.250%	12/15/20	USD	3,894	5,018
Radius Health Inc. Cvt.	3.000%	9/1/24	USD	4,945	4,858
1 Teladoc Inc. Cvt.	3.000%	12/15/22	USD	5,765	6,194
Terumo Corp. Cvt.	0.000%	12/4/19	JPY	480,000	5,070
Wright Medical Group Inc. Cvt.	2.000%	2/15/20	USD	13,220	15,277
					147,829
Industrials (10.4%)
51job Inc. Cvt.	3.250%	4/15/19	USD	5,131	7,357
1 Aerojet Rocketdyne Holdings Inc. Cvt.	2.250%	12/15/23	USD	8,860	11,513
Airbus Group SE Cvt.	0.000%	6/14/21	EUR	6,000	8,155
Atlas Air Worldwide Holdings Inc. Cvt.	2.250%	6/1/22	USD	2,620	3,095

Brenntag Finance BV Cvt.	1.875%	12/2/22	USD	6,000	6,075
CRRC Corp. Ltd. Cvt.	0.000%	2/5/21	USD	8,000	8,352
DP World Ltd. Cvt.	1.750%	6/19/24	USD	4,000	4,125
Dycom Industries Inc. Cvt.	0.750%	9/15/21	USD	1,189	1,311
General Cable Corp. Cvt.	4.500%	11/15/29	USD	4,275	3,578
1 Greenbrier Cos. Inc. Cvt.	2.875%	2/1/24	USD	8,528	9,098
GVM Debentures Lux 1 SA Cvt.	5.750%	2/14/18	EUR	3,800	4,388
1 Kaman Corp. Cvt.	3.250%	5/1/24	USD	6,920	7,071
Larsen & Toubro Ltd. Cvt.	0.675%	10/22/19	USD	3,677	3,722
LIXIL Group Corp. Cvt.	0.000%	3/4/22	JPY	870,000	8,222
Minebea Mitsumi Inc. Cvt.	0.000%	8/3/22	JPY	620,000	6,525
Mirait Holdings Corp. Cvt.	0.000%	12/30/21	JPY	610,000	6,165
Nagoya Railroad Co. Ltd. Cvt.	0.000%	12/11/24	JPY	690,000	6,658
Safran SA Cvt.	0.000%	12/31/20	EUR	33	3,861
Shimizu Corp. Cvt.	0.000%	10/16/20	JPY	670,000	6,594
Siemens Financieringsmaatschappij NV Cvt.	1.650%	8/16/19	USD	8,000	9,198
Siemens Financieringsmaatschappij NV Cvt.	1.650%	8/16/19	USD	500	586
Tutor Perini Corp. Cvt.	2.875%	6/15/21	USD	5,345	5,990
Vinci SA Cvt.	0.375%	2/16/22	USD	4,800	5,340
Zhejiang Expressway Co. Ltd. Cvt.	0.000%	4/21/22	EUR	3,800	4,604
					141,583
Information Technology (22.1%)
Abigrove Ltd. Cvt.	0.000%	2/16/22	USD	6,000	6,216
Blackhawk Network Holdings Inc. Cvt.	1.500%	1/15/22	USD	13,879	15,744
CalAmp Corp. Cvt.	1.625%	5/15/20	USD	1,620	1,598
1 Carbonite Inc. Cvt.	2.500%	4/1/22	USD	2,410	2,621
Citrix Systems Inc. Cvt.	0.500%	4/15/19	USD	3,514	4,133
CSG Systems International Inc. Cvt.	4.250%	3/15/36	USD	4,311	4,588
Cypress Semiconductor Corp. Cvt.	4.500%	1/15/22	USD	7,018	8,663
Electronics For Imaging Inc. Cvt.	0.750%	9/1/19	USD	7,278	7,037
Envestnet Inc. Cvt.	1.750%	12/15/19	USD	5,677	5,755
1 HubSpot Inc. Cvt.	0.250%	6/1/22	USD	6,911	7,101
1 II-VI Inc. Cvt.	0.250%	9/1/22	USD	7,870	8,268
Indra Sistemas SA Cvt.	1.250%	10/7/23	EUR	6,100	8,035
Integrated Device Technology Inc. Cvt.	0.875%	11/15/22	USD	5,002	5,136
1 Microchip Technology Inc. Cvt.	1.625%	2/15/27	USD	19,765	23,520
Micron Technology Inc. Cvt.	3.000%	11/15/43	USD	15,946	18,687
Nanya Technology Corp. Cvt.	0.000%	1/24/22	USD	4,200	5,543
1 Nice Systems Inc. Cvt.	1.250%	1/15/24	USD	10,670	11,784
Nuance Communications Inc. Cvt.	1.500%	11/1/35	USD	4,148	4,143
ON Semiconductor Corp. Cvt.	1.000%	12/1/20	USD	16,550	18,950
1 OSI Systems Inc. Cvt.	1.250%	9/1/22	USD	9,417	9,664
Palo Alto Networks Inc. Cvt.	0.000%	7/1/19	USD	3,590	4,676
Proofpoint Inc. Cvt.	0.750%	6/15/20	USD	3,382	4,375
1 RealPage Inc. Cvt.	1.500%	11/15/22	USD	10,960	13,323
1 ServiceNow Inc. Cvt.	0.000%	6/1/22	USD	18,885	20,160
1 Silicon Laboratories Inc. Cvt.	1.375%	3/1/22	USD	9,085	9,852
1 Square Inc. Cvt.	0.375%	3/1/22	USD	11,790	15,600
STMicroelectronics NV Cvt.	0.250%	7/3/24	USD	4,800	5,134
1 Teradyne Inc. Cvt.	1.250%	12/15/23	USD	3,397	4,384
Ubisoft Entertainment SA Cvt.	0.000%	9/27/21	EUR	117	10,178
Viavi Solutions Inc. Cvt.	0.625%	8/15/33	USD	9,345	10,063
Yahoo! Inc. Cvt.	0.000%	12/1/18	USD	18,308	22,862
1 Zillow Group Inc. Cvt.	2.000%	12/1/21	USD	3,000	3,216
					301,009

Materials (5.7%)
BASF SE Cvt.	0.925%	3/9/23	USD	6,750	6,831
Bekaert SA Cvt.	0.000%	6/9/21	EUR	4,500	5,639
Cemex SAB de CV Cvt.	3.720%	3/15/20	USD	14,757	16,657
Cemex SAB de CV Cvt.	3.720%	3/15/20	USD	4,730	5,386
1 Chemtrade Logistics Income Fund Cvt.	5.250%	6/30/21	CAD	2,455	2,004
Kansai Paint Co. Ltd. Cvt.	0.000%	6/17/22	JPY	960,000	9,519
Mitsubishi Chemical Holdings Corp. Cvt.	0.000%	3/29/24	JPY	980,000	9,654
1 Pretium Resources Inc. Cvt.	2.250%	3/15/22	USD	5,010	4,515
RTI International Metals Inc. Cvt.	1.625%	10/15/19	USD	8,010	8,931
Silver Standard Resources Inc. Cvt.	2.875%	2/1/33	USD	2,100	2,116
Toray Industries Inc. Cvt.	0.000%	8/30/19	JPY	550,000	6,041
					77,293
Telecommunication Services (1.1%)
Inmarsat plc Cvt.	3.875%	9/9/23	USD	4,600	5,181
Telenor East Holding II AS Cvt.	0.250%	9/20/19	USD	8,400	9,480
					14,661
Utilities (2.1%)
China Yangtze Power International BVI 1 Ltd.
Cvt.	0.000%	11/9/21	USD	8,498	9,110
Kyushu Electric Power Co. Inc. Cvt.	0.000%	3/31/22	JPY	590,000	5,704
Northland Power Inc. Cvt.	5.000%	6/30/19	CAD	1,821	1,662
Northland Power Inc. Cvt.	4.750%	6/30/20	CAD	3,633	3,357
1 NRG Yield Inc. Cvt.	3.250%	6/1/20	USD	7,835	7,820
Pattern Energy Group Inc. Cvt.	4.000%	7/15/20	USD	820	860
					28,513
Total Convertible Bonds (Cost $1,068,720)					1,147,467
				Shares
Convertible Preferred Stocks (10.4%)
Consumer Staples (0.9%)
Bunge Ltd. Pfd.	4.875%			115,253	12,195

Energy (0.3%)
Kinder Morgan Inc. Pfd.	9.750%			96,300	4,070

Financials (2.9%)
American Tower Corp. Pfd.	5.500%			73,020	9,520
AMG Capital Trust II Pfd.	5.150%			120,900	7,337
Crown Castle International Corp. Pfd.	6.875%			10,164	11,274
Wells Fargo & Co. Pfd.	7.500%			8,110	10,827
					38,958
Health Care (3.4%)
Allergan plc Pfd.	5.500%			23,026	18,780
Anthem Inc. Pfd.	5.250%			216,000	11,338
Becton Dickinson and Co. Pfd.	6.125%			288,000	15,984
					46,102
Industrials (0.8%)
Rexnord Corp. Pfd.	5.750%			85,146	4,661
Stanley Black & Decker Inc. Pfd.	5.375%			63,250	7,008
					11,669

Information Technology (0.5%)
Belden Inc. Pfd.	6.750%	72,096	7,616

Utilities (1.6%)
Dominion Energy Inc. Pfd.	6.750%	131,500	6,730
Dynegy Inc. Pfd.	7.000%	64,900	4,344
NextEra Energy Inc. Pfd.	6.123%	192,650	10,598
			21,672
Total Convertible Preferred Stocks (Cost $135,670)			142,282
Temporary Cash Investment (5.9%)
Money Market Fund (5.9%)
2 Vanguard Market Liquidity Fund (Cost $79,619)	1.224%	796,077	79,624

Total Investments (100.6%) (Cost $1,284,009)			1,369,373
Other Assets and Liabilities-Net (-0.6%)3			(8,073)
Net Assets (100%)			1,361,300

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate value of these securities was $345,288,000, representing 25.4% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Cash of $4,530,000 has been segregated as collateral for open forward currency contracts.

Derivative Financial Instruments Outstanding as of August 31, 2017

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	10/19/17	EUR	5,840	USD	6,928	43
UBS AG	10/19/17	JPY	305,800	USD	2,764	24
UBS AG	10/19/17	CAD	1,627	USD	1,297	7
UBS AG	10/19/17	SGD	1,486	USD	1,090	7
UBS AG	10/19/17	USD	130,685	EUR	112,503	(3,605)
UBS AG	10/19/17	USD	89,067	JPY	9,932,500	(1,492)
UBS AG	10/19/17	USD	12,133	CAD	15,302	(126)
UBS AG	10/19/17	USD	8,827	SGD	12,044	(60)
UBS AG	10/19/17	USD	6,386	GBP	4,881	64
UBS AG	10/19/17	USD	2,109	JPY	230,222	10
						(5,128)

CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SGD—Singapore dollar.
USD—U.S. dollar.

Convertible Securities Fund

Unrealized appreciation (depreciation) on open forward currency contracts, except for Singapore dollar currency contracts, is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Convertible Securities Fund

The following table summarizes the market value of the fund's investments as of August 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Convertible Bonds	—	1,147,467	—
Convertible Preferred Stocks	—	142,282	—
Temporary Cash Investments	79,624	—	—
Forward Currency Contracts—Assets	—	155	—
Forward Currency Contracts—Liabilities	—	(5,283)	—
Total	79,624	1,284,621	—

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At August 31, 2017, the cost of investment securities for tax purposes was $1,284,009,000. Net unrealized appreciation of investment securities for tax purposes was $85,364,000, consisting of unrealized gains of $94,176,000 on securities that had risen in value since their purchase and $8,812,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 18, 2017
VANGUARD CONVERTIBLE SECURITIES FUND
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 18, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.